Business combination	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about business combination [Abstract]
Business Combination

45.	BUSINESS COMBINATION

The business combination occurred during the current period is as follows:

(1)	Acquisition of WB Finance Co., Ltd.

In order to expand Cambodia’s retail business, the Group had acquired 100% ownership of Vision Fund Cambodia on June, 2018. And The Group changed its name to WB Finance Co., Ltd..

(2)	Details of the accounting for the business combination are as follows (Unit: Korean Won in millions):

June 30, 2018
Consideration transferred:
Cash and cash equivalents	88,216
Identifiable assets and liabilities recognized:
Cash and cash equivalents	16,657
Financial assets at FVTOCI	17
Loans and other financial assets at amortized cost	205,451
Premises and equipment	1,630
Intangible assets	763
Current tax assets	173
Deferred tax assets	1,381
Other assets	1,510

Total assets	227,582

Deposits due to customers	54,615
Borrowings	120,644
Other financial liabilities	6,149
Current tax liabilities	640
Other liabilities	4,724

Total liabilities	186,772

Identifiable net fair value	40,810
Goodwill(*)	47,406

(*)

Identifying the intangible assets and measuring the fair value of identifiable assets acquired are incomplete as the acquisition date was June 21, 2018. The amount of Goodwill could change due to the result of the measurement of the identifiable assets and liabilities.